Derivative Warrant Liability	12 Months Ended
Dec. 31, 2020
Description of accounting policy for warrants [text block] [Abstract]
DERIVATIVE WARRANT LIABILITY
14	DERIVATIVE WARRANT LIABILITY

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group in any case.

	No. of warrants	USD

At 1 January 2020	21,229,000	15,709,460
Conversion to equity (ordinary shares) upon exercise of warrants	(100)	(74)
Revaluation of derivative warrant liability	-	(2,547,542)

At 31 December 2020	21,228,900	13,161,844

In connection with the completion of the reverse acquisition transaction on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the transaction. The holders of the warrants issued pursuant to the transaction may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

At 31 December 2020, the Group recorded a derivative warrant liability of USD 13,161,844 (31 December 2019: USD 15,709,460) which resulted in a gain on revaluation of derivative warrant liability for the year ended 31 December 2020 of USD 2,547,542 (31 December 2019: USD 1,273,740).